STATEMENT OF OPERATION - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses:
Net (loss) income	$ (2,096,495)	$ 1,771,836
LS Boston Point LLC [Member]
Income:
Income (loss) from non-controlled joint ventures	(0)	1,087,482	$ 11,457,359	$ (135,065)
Total revenue	(0)	1,087,482	36,016,746	(135,065)
Expenses:
Impairment of non-controlled joint ventures	225,000	(0)
Professional fees	967	39,644	160,069	90,085
Office expense	(0)	13,717	38,164	28,940
State taxes and annual fees	600	1,769	127	1,900
Total operating expenses	226,567	55,130	299,190	240,925
Net (loss) income	(226,567)	1,032,352	35,717,556	(375,990)
Gain on redemption of partnership interest			24,559,387	(0)
Total revenue	$ (0)	$ 1,087,482	36,016,746	(135,065)
Salaries and wages			87,138	120,000
Travel expense			$ 13,692	$ (0)